UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments.

GOLDMAN SACHS CAPITAL GROWTH FUND
Schedule of Investments
November 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 100.0%
Aerospace & Defense — 1.9%
203,247	Honeywell International, Inc.	$11,005,825
81,383	United Technologies Corp.	6,233,938

		17,239,763

Auto Components — 0.4%
121,851	Johnson Controls, Inc.	3,835,870

Beverages — 2.4%
236,496	PepsiCo., Inc.	15,135,744
96,840	The Coca-Cola Co.	6,510,553

		21,646,297

Biotechnology* — 1.0%
230,377	Gilead Sciences, Inc.	9,180,523

Capital Markets — 1.8%
180,786	Northern Trust Corp.	6,802,977
130,563	T. Rowe Price Group, Inc.	7,410,756
206,126	The Charles Schwab Corp.	2,465,267

		16,679,000

Chemicals — 2.6%
125,512	Ecolab, Inc.	7,156,694
164,225	Praxair, Inc.	16,750,950

		23,907,644

Communications Equipment — 3.5%
151,910	Juniper Networks, Inc.*	3,449,876
523,215	QUALCOMM, Inc.	28,672,182

		32,122,058

Computers & Peripherals* — 8.3%
168,199	Apple, Inc.	64,285,658
303,027	NetApp, Inc.	11,160,484

		75,446,142

Construction & Engineering* — 0.3%
135,161	Quanta Services, Inc.	2,782,965

Consumer Finance — 1.4%
268,625	American Express Co.	12,904,745

Diversified Financial Services — 2.5%
51,547	CME Group, Inc.	12,849,636
58,060	IntercontinentalExchange, Inc.*	7,067,063
82,266	MSCI, Inc. Class A*	2,776,478

		22,693,177

Electrical Equipment — 2.4%
302,991	Emerson Electric Co.	15,831,280
73,745	Roper Industries, Inc.	6,282,336

		22,113,616

Electronic Equipment, Instruments & Components — 1.1%
224,152	Amphenol Corp. Class A	10,160,810

Shares	Description	Value
Common Stocks — (continued)
Energy Equipment & Services — 6.9%
133,610	Cameron International Corp.*	$7,213,604
525,913	Halliburton Co.	19,353,598
144,528	National-Oilwell Varco, Inc.	10,362,658
348,027	Schlumberger Ltd.	26,216,874

		63,146,734

Food & Staples Retailing — 2.0%
211,304	Costco Wholesale Corp.	18,024,231

Food Products — 0.6%
67,265	Mead Johnson Nutrition Co.	5,069,090

Health Care Equipment & Supplies — 3.2%
76,404	Baxter International, Inc.	3,947,031
48,483	C.R. Bard, Inc.	4,227,233
175,328	CareFusion Corp.*	4,344,628
323,258	St. Jude Medical, Inc.	12,426,037
81,873	Stryker Corp.	3,997,858

		28,942,787

Health Care Providers & Services* — 1.2%
112,332	Express Scripts, Inc.	5,127,956
84,570	Henry Schein, Inc.	5,441,234

		10,569,190

Hotels, Restaurants & Leisure — 2.7%
58,977	Darden Restaurants, Inc.	2,813,793
349,326	Marriott International, Inc. Class A	10,696,362
60,293	McDonald’s Corp.	5,759,187
92,150	Yum! Brands, Inc.	5,164,086

		24,433,428

Household Durables — 0.6%
368,679	Newell Rubbermaid, Inc.	5,640,789

Household Products — 1.9%
104,214	Colgate-Palmolive Co.	9,535,581
117,160	The Procter & Gamble Co.	7,565,021

		17,100,602

Industrial Conglomerates — 1.5%
58,368	3M Co.	4,730,143
178,531	Danaher Corp.	8,637,330

		13,367,473

Internet & Catalog Retail* — 2.1%
82,391	Amazon.com, Inc.	15,842,966
6,697	Priceline.com, Inc.	3,254,005

		19,096,971

Internet Software & Services* — 5.8%
225,319	eBay, Inc.	6,667,189
135,129	Equinix, Inc.	13,515,603
53,827	Google, Inc. Class A	32,263,365

		52,446,157

GOLDMAN SACHS CAPITAL GROWTH FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
IT Services — 5.7%
102,019	Cognizant Technology Solutions Corp. Class A*	$6,870,980
135,566	Global Payments, Inc.	5,996,084
118,728	International Business Machines Corp.	22,320,864
34,857	MasterCard, Inc. Class A	13,055,690
220,978	Western Union Co.	3,853,856

		52,097,474

Life Sciences Tools & Services* — 1.3%
242,415	Thermo Fisher Scientific, Inc.	11,454,109

Machinery — 0.8%
201,896	Kennametal, Inc.	7,694,257

Media — 2.9%
112,352	Discovery Communications, Inc. Class A*	4,716,537
135,515	Scripps Networks Interactive Class A	5,396,207
138,286	The Walt Disney Co.	4,957,553
244,871	Viacom, Inc. Class B	10,960,426

		26,030,723

Oil, Gas & Consumable Fuels — 6.4%
147,652	Devon Energy Corp.	9,665,300
186,464	Exxon Mobil Corp.	14,999,164
124,079	Occidental Petroleum Corp.	12,271,413
178,449	Pioneer Natural Resources Co.	16,870,569
92,386	Whiting Petroleum Corp.*	4,296,873

		58,103,319

Personal Products — 1.1%
284,700	Avon Products, Inc.	4,839,900
43,954	The Estee Lauder Cos., Inc. Class A	5,185,693

		10,025,593

Pharmaceuticals — 1.6%
86,155	Abbott Laboratories	4,699,755
246,290	Teva Pharmaceutical Industries Ltd. ADR	9,755,547

		14,455,302

Real Estate Management & Development* — 1.3%
719,420	CBRE Group, Inc.	12,093,450

Road & Rail — 0.5%
47,981	Union Pacific Corp.	4,961,715

Semiconductors & Semiconductor Equipment — 2.5%
458,206	NVIDIA Corp.*	7,161,760
146,641	Texas Instruments, Inc.	4,413,894
339,426	Xilinx, Inc.	11,102,624

		22,678,278

Software — 6.2%
78,334	Citrix Systems, Inc.*	5,592,264
554,901	Microsoft Corp.	14,194,368
803,635	Oracle Corp.	25,193,957
56,572	Rovi Corp.*	1,569,873
83,215	Salesforce.com, Inc.*	9,854,320

		56,404,782

Shares	Description	Value
Common Stocks — (continued)
Specialty Retail — 3.4%
69,500	Dick’s Sporting Goods, Inc.*	$2,732,045
614,120	Lowe’s Cos., Inc.	14,745,021
112,518	PetSmart, Inc.	5,428,993
311,664	Urban Outfitters, Inc.*	8,408,695

		31,314,754

Textiles, Apparel & Luxury Goods — 3.1%
177,242	NIKE, Inc. Class B	17,047,136
157,810	PVH Corp.	10,713,721

		27,760,857

Tobacco — 1.1%
126,378	Philip Morris International, Inc.	9,635,059

Wireless Telecommunication Services* — 4.0%
374,716	American Tower Corp. Class A	22,108,244
360,556	SBA Communications Corp. Class A	14,743,135

		36,851,379

TOTAL COMMON STOCKS		$910,111,113

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(a) — 0.5%
Repurchase Agreement — 0.5%
Joint Repurchase Agreement Account II
$4,600,000	0.134%	12/01/11	$4,600,000

TOTAL INVESTMENTS — 100.5%			$914,711,113

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%			(4,605,633)

NET ASSETS — 100.0%			$910,105,480

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Joint repurchase agreement was entered into on November 30, 2011. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	—	American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CAPITAL GROWTH FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$729,530,038

Gross unrealized gain	219,515,624
Gross unrealized loss	(34,334,549)

Net unrealized security gain	$185,181,075

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CONCENTRATED GROWTH FUND
Schedule of Investments
November 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 99.5%
Beverages — 2.6%
76,454	PepsiCo., Inc.	$4,893,056

Capital Markets — 1.5%
75,127	Northern Trust Corp.	2,827,029

Chemicals — 2.9%
54,501	Praxair, Inc.	5,559,102

Communications Equipment — 6.1%
212,838	QUALCOMM, Inc.	11,663,522

Computers & Peripherals* — 10.8%
40,687	Apple, Inc.	15,550,572
134,080	NetApp, Inc.	4,938,166

		20,488,738

Consumer Finance — 2.5%
99,006	American Express Co.	4,756,248

Diversified Financial Services — 2.9%
21,839	CME Group, Inc.	5,444,026

Electrical Equipment — 2.9%
103,937	Emerson Electric Co.	5,430,708

Energy Equipment & Services — 8.7%
43,669	Cameron International Corp.*	2,357,689
124,263	Halliburton Co.	4,572,879
126,739	Schlumberger Ltd.	9,547,249

		16,477,817

Food & Staples Retailing — 3.8%
83,541	Costco Wholesale Corp.	7,126,047

Health Care Equipment & Supplies — 3.0%
148,324	St. Jude Medical, Inc.	5,701,575

Hotels, Restaurants & Leisure — 2.8%
172,339	Marriott International, Inc. Class A	5,277,020

Household Products — 1.5%
42,938	The Procter & Gamble Co.	2,772,507

Internet Software & Services* — 7.5%
49,903	Equinix, Inc.	4,991,298
15,363	Google, Inc. Class A	9,208,429

		14,199,727

IT Services — 3.7%
18,730	MasterCard, Inc. Class A	7,015,322

Life Sciences Tools & Services* — 2.2%
88,768	Thermo Fisher Scientific, Inc.	4,194,288

Oil, Gas & Consumable Fuels — 1.9%
55,583	Devon Energy Corp.	3,638,463

Personal Products — 1.4%
160,235	Avon Products, Inc.	2,723,995

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals — 3.2%
32,543	Johnson & Johnson	$2,106,183
101,051	Teva Pharmaceutical Industries Ltd. ADR	4,002,630

		6,108,813

Real Estate Management & Development* — 2.7%
310,517	CBRE Group, Inc.	5,219,791

Semiconductors & Semiconductor Equipment — 2.9%
166,671	Xilinx, Inc.	5,451,808

Software — 3.8%
227,050	Oracle Corp.	7,118,018

Specialty Retail — 6.1%
326,901	Lowe’s Cos., Inc.	7,848,893
140,828	Urban Outfitters, Inc.*	3,799,539

		11,648,432

Textiles, Apparel & Luxury Goods — 3.7%
72,496	NIKE, Inc. Class B	6,972,665

Wireless Telecommunication Services* — 8.4%
180,925	American Tower Corp. Class A	10,674,575
125,081	Crown Castle International Corp.	5,293,428

		15,968,003

TOTAL INVESTMENTS — 99.5%		$188,676,720

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		941,143

NET ASSETS — 100.0%		$189,617,863

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

Investment Abbreviation:
ADR	—	American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CONCENTRATED GROWTH FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$147,116,345

Gross unrealized gain	49,480,270
Gross unrealized loss	(7,919,895)

Net unrealized security gain	$41,560,375

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND
Schedule of Investments
November 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 99.1%
Aerospace & Defense* — 0.3%
3,182	DigitalGlobe, Inc.	$47,412

Auto Components* — 0.5%
4,802	Amerigon, Inc.	75,295

Beverages — 1.5%
3,870	PepsiCo., Inc.	247,680

Biotechnology* — 0.6%
2,488	Gilead Sciences, Inc.	99,147

Capital Markets — 2.8%
5,908	Evercore Partners, Inc. Class A	163,593
5,317	Lazard Ltd. Class A	137,285
4,243	Northern Trust Corp.	159,664

		460,542

Chemicals — 2.7%
1,485	Ecolab, Inc.	84,675
2,530	Nalco Holding Co.	98,037
2,555	Praxair, Inc.	260,610

		443,322

Commercial Banks* — 1.7%
8,982	Eagle Bancorp, Inc.	133,293
5,328	First Republic Bank	151,208

		284,501

Communications Equipment — 3.8%
11,516	QUALCOMM, Inc.	631,077

Computers & Peripherals* — 7.9%
2,931	Apple, Inc.	1,120,228
4,986	NetApp, Inc.	183,635

		1,303,863

Construction & Engineering* — 0.5%
3,952	Quanta Services, Inc.	81,372

Consumer Finance — 1.4%
4,644	American Express Co.	223,098

Diversified Consumer Services* — 1.0%
4,000	Coinstar, Inc.	170,760

Diversified Financial Services — 2.3%
654	CME Group, Inc.	163,029
1,054	IntercontinentalExchange, Inc.*	128,293
2,556	MSCI, Inc. Class A*	86,265

		377,587

Diversified Telecommunication Services* — 0.5%
4,626	TW telecom, Inc.	86,923

Electrical Equipment — 2.6%
4,242	Emerson Electric Co.	221,645
1,315	Rockwell Automation, Inc.	98,664
1,327	Roper Industries, Inc.	113,047

		433,356

Shares	Description	Value
Common Stocks — (continued)
Electronic Equipment, Instruments & Components — 2.3%
4,606	Amphenol Corp. Class A	$208,790
4,284	FLIR Systems, Inc.	115,068
6,057	RealD, Inc.*	58,026

		381,884

Energy Equipment & Services — 6.9%
4,067	Cameron International Corp.*	219,577
2,009	Dril-Quip, Inc.*	142,900
6,603	Halliburton Co.	242,991
6,973	Schlumberger Ltd.	525,276

		1,130,744

Food & Staples Retailing — 2.0%
3,910	Costco Wholesale Corp.	333,523

Food Products* — 0.4%
874	TreeHouse Foods, Inc.	57,623

Health Care Equipment & Supplies — 4.3%
2,874	Baxter International, Inc.	148,471
1,292	C.R. Bard, Inc.	112,649
5,520	CareFusion Corp.*	136,786
6,161	St. Jude Medical, Inc.	236,829
1,660	Stryker Corp.	81,058

		715,793

Health Care Providers & Services* — 1.1%
5,011	ExamWorks Group, Inc.	33,674
2,413	Henry Schein, Inc.	155,252

		188,926

Health Care Technology* — 0.3%
5,422	MedAssets, Inc.	51,834

Hotels, Restaurants & Leisure — 2.8%
1,293	Choice Hotels International, Inc.	46,406
5,523	Marriott International, Inc. Class A	169,114
1,529	McDonald’s Corp.	146,050
1,681	Yum! Brands, Inc.	94,203

		455,773

Household Durables — 1.0%
10,831	Newell Rubbermaid, Inc.	165,714

Household Products — 1.6%
3,973	The Procter & Gamble Co.	256,537

Industrial Conglomerates — 0.5%
1,685	Danaher Corp.	81,520

Internet & Catalog Retail* — 2.6%
1,382	Amazon.com, Inc.	265,745
4,627	Groupon, Inc.	80,972
167	Priceline.com, Inc.	81,144

		427,861

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Internet Software & Services* — 5.4%
4,771	21Vianet Group, Inc. ADR	$47,042
1,662	Equinix, Inc.	166,233
906	Google, Inc. Class A	543,048
3,263	Rackspace Hosting, Inc.	141,549

		897,872

IT Services — 5.0%
8,921	Genpact Ltd.*	138,900
2,970	Global Payments, Inc.	131,363
7,313	InterXion Holding NV*	96,532
3,754	iSoftStone Holdings Ltd. ADR*	33,298
693	MasterCard, Inc. Class A	259,563
2,451	VeriFone Systems, Inc.*	107,476
3,728	Western Union Co.	65,016

		832,148

Life Sciences Tools & Services* — 1.5%
5,167	Thermo Fisher Scientific, Inc.	244,141

Machinery — 2.0%
1,757	IDEX Corp.	64,060
7,111	Kennametal, Inc.	271,000

		335,060

Media — 1.8%
2,034	Discovery Communications, Inc. Class A*	85,387
2,862	Scripps Networks Interactive Class A	113,965
2,268	Viacom, Inc. Class B	101,516

		300,868

Oil, Gas & Consumable Fuels — 4.7%
2,384	Devon Energy Corp.	156,057
1,795	Occidental Petroleum Corp.	177,526
2,213	Pioneer Natural Resources Co.	209,217
4,842	Whiting Petroleum Corp.*	225,201

		768,001

Personal Products — 0.6%
5,706	Avon Products, Inc.	97,002

Pharmaceuticals — 1.9%
1,425	Johnson & Johnson	92,226
3,183	Sagent Pharmaceuticals, Inc.*	65,824
4,008	Teva Pharmaceutical Industries Ltd. ADR	158,757

		316,807

Real Estate Management & Development* — 1.0%
9,313	CBRE Group, Inc.	156,551

Semiconductors & Semiconductor Equipment — 3.8%
1,120	Hittite Microwave Corp.*	60,939
2,572	Linear Technology Corp.	78,780
8,823	NVIDIA Corp.*	137,904
2,811	STR Holdings, Inc.*	25,749
2,700	Texas Instruments, Inc.	81,270
7,337	Xilinx, Inc.	239,993

		624,635

Shares	Description	Value
Common Stocks — (continued)
Software — 6.0%
1,319	Citrix Systems, Inc.*	$94,163
12,239	Microsoft Corp.	313,074
12,304	Oracle Corp.	385,730
1,711	Salesforce.com, Inc.*	202,617

		995,584

Specialty Retail — 4.0%
2,726	Dick’s Sporting Goods, Inc.*	107,159
8,557	Lowe’s Cos., Inc.	205,453
2,491	PetSmart, Inc.	120,191
40	Teavana Holdings, Inc.*	799
8,343	Urban Outfitters, Inc.*	225,094

		658,696

Textiles, Apparel & Luxury Goods — 2.3%
2,047	NIKE, Inc. Class B	196,881
2,778	PVH Corp.	188,598

		385,479

Wireless Telecommunication Services* — 3.2%
4,915	American Tower Corp. Class A	289,985
5,704	SBA Communications Corp. Class A	233,237

		523,222

TOTAL INVESTMENTS — 99.1%		$16,349,733

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		143,775

NET ASSETS — 100.0%		$16,493,508

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

Investment Abbreviation:
ADR	—	American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$14,291,504

Gross unrealized gain	3,002,620
Gross unrealized loss	(944,391)

Net unrealized security gain	$2,058,229

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
Schedule of Investments
November 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 99.1%
Aerospace & Defense* — 0.5%
1,376,863	DigitalGlobe, Inc.	$20,515,259

Air Freight & Logistics — 0.7%
397,445	C.H. Robinson Worldwide, Inc.	27,228,957

Biotechnology* — 1.3%
570,136	Alexion Pharmaceuticals, Inc.	39,145,538
592,181	Vertex Pharmaceuticals, Inc.	17,167,327

		56,312,865

Capital Markets — 4.0%
1,887,519	Lazard Ltd. Class A	48,735,740
1,655,927	Northern Trust Corp.	62,312,533
991,272	T. Rowe Price Group, Inc.	56,264,599

		167,312,872

Chemicals — 3.6%
581,704	Airgas, Inc.	44,762,123
840,088	Ecolab, Inc.	47,901,818
1,510,668	Nalco Holding Co.	58,538,385

		151,202,326

Commercial Banks* — 1.6%
2,343,994	First Republic Bank	66,522,550

Commercial Services & Supplies — 0.9%
1,889,448	Ritchie Bros. Auctioneers, Inc.	38,865,945

Communications Equipment* — 0.4%
760,599	Juniper Networks, Inc.	17,273,203

Computers & Peripherals* — 1.7%
1,904,251	NetApp, Inc.	70,133,564

Construction & Engineering* — 1.5%
3,112,705	Quanta Services, Inc.	64,090,596

Diversified Consumer Services* — 1.4%
1,392,490	Coinstar, Inc.	59,445,398

Diversified Financial Services* — 3.4%
670,048	IntercontinentalExchange, Inc.	81,558,242
1,751,285	MSCI, Inc. Class A	59,105,869

		140,664,111

Diversified Telecommunication Services* — 1.4%
3,018,347	TW telecom, Inc.	56,714,740

Electrical Equipment — 2.9%
637,783	Rockwell Automation, Inc.	47,852,858
879,408	Roper Industries, Inc.	74,916,768

		122,769,626

Electronic Equipment, Instruments & Components — 4.1%
1,963,092	Amphenol Corp. Class A	88,986,960
1,928,852	FLIR Systems, Inc.	51,808,965
3,074,683	RealD, Inc.*(a)	29,455,463

		170,251,388

Shares	Description	Value
Common Stocks — (continued)
Energy Equipment & Services — 6.0%
2,017,602	Cameron International Corp.*	$108,930,332
517,786	Core Laboratories NV	60,089,065
1,166,162	Dril-Quip, Inc.*	82,949,103

		251,968,500

Food Products* — 0.5%
311,457	TreeHouse Foods, Inc.	20,534,360

Health Care Equipment & Supplies — 6.9%
999,290	C.R. Bard, Inc.	87,128,095
2,669,628	CareFusion Corp.*	66,153,382
88,675	Intuitive Surgical, Inc.*	38,503,572
2,506,096	St. Jude Medical, Inc.	96,334,330

		288,119,379

Health Care Providers & Services* — 1.8%
1,155,631	Henry Schein, Inc.	74,353,299

Hotels, Restaurants & Leisure — 2.9%
963,503	Darden Restaurants, Inc.	45,968,728
2,472,049	Marriott International, Inc. Class A	75,694,141

		121,662,869

Household Durables — 1.7%
4,540,232	Newell Rubbermaid, Inc.	69,465,550

Insurance — 0.9%
1,567,384	Principal Financial Group, Inc.	37,820,976

Internet & Catalog Retail* — 0.5%
1,165,838	Groupon, Inc.	20,402,165

Internet Software & Services* — 3.2%
843,525	Equinix, Inc.	84,369,371
1,163,114	Rackspace Hosting, Inc.	50,455,885

		134,825,256

IT Services — 6.7%
643,010	FleetCor Technologies, Inc.*	18,261,484
3,041,329	Genpact Ltd.*	47,353,492
1,906,721	Global Payments, Inc.	84,334,270
1,498,981	VeriFone Systems, Inc.*	65,730,317
3,705,275	Western Union Co.	64,619,996

		280,299,559

Life Sciences Tools & Services* — 1.1%
724,327	Agilent Technologies, Inc.	27,162,262
129,812	Mettler-Toledo International, Inc.	20,743,958

		47,906,220

Machinery — 2.0%
2,217,181	Kennametal, Inc.	84,496,768

Media — 2.1%
778,306	Discovery Communications, Inc. Class A*	32,673,286
1,391,613	Scripps Networks Interactive Class A	55,414,030

		88,087,316

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Oil, Gas & Consumable Fuels — 5.9%
969,687	Pioneer Natural Resources Co.	$91,674,209
1,230,281	Rosetta Resources, Inc.*	66,853,469
1,883,735	Whiting Petroleum Corp.*	87,612,515

		246,140,193

Personal Products — 1.0%
2,538,487	Avon Products, Inc.	43,154,279

Professional Services* — 1.3%
1,371,304	Verisk Analytics, Inc. Class A	53,864,821

Real Estate Management & Development* — 1.8%
4,520,898	CBRE Group, Inc.	75,996,295

Semiconductors & Semiconductor Equipment — 4.4%
656,454	Altera Corp.	24,728,622
763,950	Linear Technology Corp.	23,399,789
3,627,101	NVIDIA Corp.*	56,691,589
2,390,288	Xilinx, Inc.	78,186,320

		183,006,320

Software* — 5.2%
703,056	Citrix Systems, Inc.	50,191,168
461,588	MICROS Systems, Inc.	21,773,106
1,023,479	Rovi Corp.	28,401,542
574,755	Salesforce.com, Inc.	68,062,487
1,949,137	SuccessFactors, Inc.	49,897,907

		218,326,210

Specialty Retail — 6.5%
573,146	Bed Bath & Beyond, Inc.*	34,681,064
1,002,936	Dick’s Sporting Goods, Inc.*	39,425,414
1,877,678	PetSmart, Inc.	90,597,964
301,520	Tiffany & Co.	20,213,901
3,177,388	Urban Outfitters, Inc.*	85,725,928

		270,644,271

Textiles, Apparel & Luxury Goods — 3.2%
1,569,857	PVH Corp.	106,577,592
188,466	Ralph Lauren Corp.	26,735,787

		133,313,379

Wireless Telecommunication Services* — 4.1%
1,330,766	Crown Castle International Corp.	56,318,017
2,851,157	SBA Communications Corp. Class A	116,583,810

		172,901,827

TOTAL COMMON STOCKS		$4,146,593,212

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(b) — 0.5%
Repurchase Agreement — 0.5%
Joint Repurchase Agreement Account II
$19,700,000	0.134%	12/01/11	$19,700,000

TOTAL INVESTMENTS — 99.6%			$4,166,293,212

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%			16,323,073

NET ASSETS — 100.0%			$4,182,616,285

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Represents an affiliated issuer.

(b) Joint repurchase agreement was entered into on November 30, 2011. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,862,680,694

Gross unrealized gain	544,428,776
Gross unrealized loss	(240,816,258)

Net unrealized security gain	$303,612,518

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Schedule of Investments
November 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 99.6%
Aerospace & Defense* — 1.9%
294,351	Aerovironment, Inc.	$8,980,649
501,051	DigitalGlobe, Inc.	7,465,660

		16,446,309

Auto Components* — 1.0%
570,830	Amerigon, Inc.	8,950,614

Biotechnology* — 4.1%
115,246	Alexion Pharmaceuticals, Inc.	7,912,790
243,082	BioMarin Pharmaceutical, Inc.	8,415,499
503,204	Halozyme Therapeutics, Inc.	4,770,374
492,104	Incyte Corp.	6,776,272
649,590	NPS Pharmaceuticals, Inc.	3,689,671
116,734	Vertex Pharmaceuticals, Inc.	3,384,119

		34,948,725

Capital Markets — 3.1%
627,601	Evercore Partners, Inc. Class A	17,378,272
344,225	Lazard Ltd. Class A	8,887,889

		26,266,161

Chemicals — 2.2%
119,805	Airgas, Inc.	9,218,995
244,978	Nalco Holding Co.	9,492,897

		18,711,892

Commercial Banks — 3.7%
588,195	Eagle Bancorp, Inc.*	8,728,814
399,395	East West Bancorp, Inc.	7,816,160
355,200	First Republic Bank*	10,080,576
3,424,434	Popular, Inc.*	5,102,407

		31,727,957

Commercial Services & Supplies — 3.5%
720,146	Healthcare Services Group, Inc.	13,005,837
617,991	Ritchie Bros. Auctioneers, Inc.	12,712,075
48,314	Stericycle, Inc.*	3,914,400

		29,632,312

Communications Equipment* — 0.5%
508,457	Calix, Inc.	4,586,282

Construction & Engineering* — 1.6%
655,583	Quanta Services, Inc.	13,498,454

Diversified Consumer Services* — 1.4%
281,727	Coinstar, Inc.	12,026,926

Diversified Financial Services — 2.4%
286,631	CBOE Holdings, Inc.	7,716,106
371,421	MSCI, Inc. Class A*	12,535,459

		20,251,565

Diversified Telecommunication Services* — 1.4%
651,935	TW telecom, Inc.	12,249,859

Shares	Description	Value
Common Stocks — (continued)
Electrical Equipment — 1.8%
181,324	Roper Industries, Inc.	$15,446,992

Electronic Equipment, Instruments & Components — 5.5%
322,993	Amphenol Corp. Class A	14,641,273
217,133	DTS, Inc.*	6,251,259
471,108	FLIR Systems, Inc.	12,653,961
167,243	IPG Photonics Corp.*	6,410,424
698,693	RealD, Inc.*	6,693,479

		46,650,396

Energy Equipment & Services — 3.6%
118,878	Core Laboratories NV	13,795,792
240,803	Dril-Quip, Inc.*	17,128,317

		30,924,109

Food Products* — 1.3%
686,687	Smart Balance, Inc.	3,646,308
99,317	The Hain Celestial Group, Inc.	3,708,497
64,056	TreeHouse Foods, Inc.	4,223,212

		11,578,017

Health Care Equipment & Supplies* — 2.0%
431,030	CareFusion Corp.	10,680,923
90,832	Given Imaging Ltd.	1,614,993
258,543	Tornier NV	4,646,018

		16,941,934

Health Care Providers & Services* — 3.0%
618,286	ExamWorks Group, Inc.	4,154,882
236,319	Henry Schein, Inc.	15,204,764
89,539	Mednax, Inc.	6,034,929

		25,394,575

Health Care Technology* — 0.7%
654,830	MedAssets, Inc.	6,260,175

Hotels, Restaurants & Leisure — 2.0%
240,240	Choice Hotels International, Inc.	8,622,214
608,282	Texas Roadhouse, Inc.	8,144,896

		16,767,110

Household Durables — 1.5%
843,019	Newell Rubbermaid, Inc.	12,898,191

Internet Software & Services* — 4.4%
315,708	21Vianet Group, Inc. ADR	3,112,881
176,046	Equinix, Inc.	17,608,121
390,357	Rackspace Hosting, Inc.	16,933,686

		37,654,688

IT Services — 6.2%
180,941	FleetCor Technologies, Inc.*	5,138,724
685,016	Genpact Ltd.*	10,665,699
335,055	Global Payments, Inc.	14,819,483
519,871	InterXion Holding NV*	6,862,297
607,271	iSoftStone Holdings Ltd. ADR*	5,386,494
238,642	VeriFone Systems, Inc.*	10,464,452

		53,337,149

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Life Sciences Tools & Services* — 1.2%
26,546	Mettler-Toledo International, Inc.	$4,242,051
313,730	PAREXEL International Corp.	6,290,286

		10,532,337

Machinery — 4.5%
209,498	IDEX Corp.	7,638,297
453,146	Kennametal, Inc.	17,269,394
250,094	Robbins & Myers, Inc.	13,305,001

		38,212,692

Media* — 0.7%
566,438	Pandora Media, Inc.	5,766,339

Oil, Gas & Consumable Fuels* — 6.9%
322,812	Approach Resources, Inc.	10,097,559
960,665	Rex Energy Corp.	15,514,740
301,636	Rosetta Resources, Inc.	16,390,900
371,310	Whiting Petroleum Corp.	17,269,628

		59,272,827

Pharmaceuticals* — 0.6%
237,796	Sagent Pharmaceuticals, Inc.	4,917,621

Professional Services* — 1.1%
232,707	Verisk Analytics, Inc. Class A	9,140,731

Real Estate Management & Development* — 1.6%
811,055	CBRE Group, Inc.	13,633,834

Road & Rail* — 0.7%
432,238	Roadrunner Transportation Systems, Inc.	6,163,714

Semiconductors & Semiconductor Equipment — 6.6%
306,214	Cavium, Inc.*	9,994,825
234,795	Hittite Microwave Corp.*	12,775,196
268,473	Intermolecular, Inc.*	2,370,617
177,412	Linear Technology Corp.	5,434,129
388,940	NVIDIA Corp.*	6,079,132
666,024	STR Holdings, Inc.*	6,100,780
410,245	Xilinx, Inc.	13,419,114

		56,173,793

Software — 2.8%
116,859	OPNET Technologies, Inc.	4,168,361
268,678	Rovi Corp.*	7,455,814
493,050	SuccessFactors, Inc.*	12,622,080

		24,246,255

Specialty Retail — 6.4%
247,562	Dick’s Sporting Goods, Inc.*	9,731,662
599,060	OfficeMax, Inc.*	2,785,629
314,986	PetSmart, Inc.	15,198,074
397,368	Rue21, Inc.*	9,552,727
148,999	Teavana Holdings, Inc.*	2,975,510
527,357	Urban Outfitters, Inc.*	14,228,092

		54,471,694

Shares	Description	Value
Common Stocks — (continued)
Textiles, Apparel & Luxury Goods — 4.8%
310,132	Carter’s, Inc.*	$12,333,949
304,611	PVH Corp.	20,680,041
94,930	Under Armour, Inc. Class A*	7,720,657

		40,734,647

Wireless Telecommunication Services* — 2.9%
608,303	SBA Communications Corp. Class A	24,873,510

TOTAL COMMON STOCKS		$851,290,386

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(a) — 0.2%
Repurchase Agreement — 0.2%
Joint Repurchase Agreement Account II
$2,000,000	0.134%	12/01/11	$2,000,000

TOTAL INVESTMENTS — 99.8%			$853,290,386

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%			1,826,031

NET ASSETS — 100.0%			$855,116,417

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Joint repurchase agreement was entered into on November 30, 2011. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	—	American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$805,202,155

Gross unrealized gain	115,210,777
Gross unrealized loss	(67,122,546)

Net unrealized security gain	$48,088,231

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC GROWTH FUND
Schedule of Investments
November 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 99.5%
Beverages — 3.4%
173,283	PepsiCo., Inc.	$11,090,112
82,546	The Coca-Cola Co.	5,549,568

		16,639,680

Biotechnology* — 1.2%
143,684	Gilead Sciences, Inc.	5,725,807

Capital Markets — 2.0%
153,871	Northern Trust Corp.	5,790,166
68,687	T. Rowe Price Group, Inc.	3,898,674

		9,688,840

Chemicals — 3.4%
73,639	Ecolab, Inc.	4,198,896
118,617	Praxair, Inc.	12,098,934

		16,297,830

Communications Equipment — 4.8%
426,401	QUALCOMM, Inc.	23,366,775

Computers & Peripherals* — 8.7%
87,124	Apple, Inc.	33,298,793
243,724	NetApp, Inc.	8,976,355

		42,275,148

Consumer Finance — 2.1%
212,585	American Express Co.	10,212,583

Diversified Financial Services — 2.3%
34,391	CME Group, Inc.	8,572,988
20,041	IntercontinentalExchange, Inc.*	2,439,391

		11,012,379

Electrical Equipment — 2.5%
180,656	Emerson Electric Co.	9,439,276
36,775	Rockwell Automation, Inc.	2,759,228

		12,198,504

Electronic Equipment, Instruments & Components — 1.7%
177,103	Amphenol Corp. Class A	8,028,079

Energy Equipment & Services — 7.3%
81,374	Cameron International Corp.*	4,393,382
250,514	Halliburton Co.	9,218,915
39,483	National-Oilwell Varco, Inc.	2,830,931
251,929	Schlumberger Ltd.	18,977,812

		35,421,040

Food & Staples Retailing — 2.9%
165,876	Costco Wholesale Corp.	14,149,223

Health Care Equipment & Supplies — 3.0%
95,137	Baxter International, Inc.	4,914,777
246,147	St. Jude Medical, Inc.	9,461,891

		14,376,668

Shares	Description	Value
Common Stocks — (continued)
Hotels, Restaurants & Leisure — 3.4%
275,875	Marriott International, Inc. Class A	$8,447,292
54,976	McDonald’s Corp.	5,251,308
50,030	Yum! Brands, Inc.	2,803,681

		16,502,281

Household Products — 1.6%
117,431	The Procter & Gamble Co.	7,582,520

Industrial Conglomerates — 1.6%
163,114	Danaher Corp.	7,891,455

Internet & Catalog Retail* — 2.4%
48,818	Amazon.com, Inc.	9,387,214
4,980	Priceline.com, Inc.	2,419,732

		11,806,946

Internet Software & Services* — 5.5%
74,523	Equinix, Inc.	7,453,790
32,197	Google, Inc. Class A	19,298,560

		26,752,350

IT Services — 4.0%
37,178	MasterCard, Inc. Class A	13,925,020
317,860	Western Union Co.	5,543,478

		19,468,498

Life Sciences Tools & Services* — 1.5%
153,735	Thermo Fisher Scientific, Inc.	7,263,979

Media — 2.1%
61,360	Discovery Communications, Inc. Class A*	2,575,893
167,162	Viacom, Inc. Class B	7,482,171

		10,058,064

Oil, Gas & Consumable Fuels — 2.6%
129,968	Devon Energy Corp.	8,507,705
39,874	Occidental Petroleum Corp.	3,943,539

		12,451,244

Personal Products — 1.1%
324,692	Avon Products, Inc.	5,519,764

Pharmaceuticals — 2.8%
70,595	Abbott Laboratories	3,850,957
56,212	Johnson & Johnson	3,638,041
156,589	Teva Pharmaceutical Industries Ltd. ADR	6,202,490

		13,691,488

Real Estate Management & Development* — 1.5%
417,142	CBRE Group, Inc.	7,012,157

Road & Rail — 0.6%
26,174	Union Pacific Corp.	2,706,653

GOLDMAN SACHS STRATEGIC GROWTH FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — 3.6%
267,107	NVIDIA Corp.*	$4,174,882
80,527	Texas Instruments, Inc.	2,423,863
323,734	Xilinx, Inc.	10,589,339

		17,188,084

Software — 6.3%
463,021	Microsoft Corp.	11,844,077
429,328	Oracle Corp.	13,459,433
44,456	Salesforce.com, Inc.*	5,264,480

		30,567,990

Specialty Retail — 3.8%
482,016	Lowe’s Cos., Inc.	11,573,204
248,603	Urban Outfitters, Inc.*	6,707,309

		18,280,513

Textiles, Apparel & Luxury Goods — 3.8%
129,658	NIKE, Inc. Class B	12,470,506
89,605	PVH Corp.	6,083,284

		18,553,790

Wireless Telecommunication Services* — 6.0%
292,779	American Tower Corp. Class A	17,273,961
276,460	Crown Castle International Corp.	11,699,787

		28,973,748

TOTAL INVESTMENTS — 99.5%		$481,664,080

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		2,225,221

NET ASSETS — 100.0%		$483,889,301

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

Investment Abbreviation:
ADR	—	American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRATEGIC GROWTH FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$451,834,304

Gross unrealized gain	56,032,336
Gross unrealized loss	(26,202,560)

Net unrealized security gain	$29,829,776

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TECHNOLOGY TOLLKEEPER FUND
Schedule of Investments
November 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 99.9%
Aerospace & Defense* — 1.1%
249,468	DigitalGlobe, Inc.	$3,717,073

Communications Equipment — 8.3%
254,097	Juniper Networks, Inc.*	5,770,543
426,688	QUALCOMM, Inc.	23,382,502

		29,153,045

Computers & Peripherals* — 14.3%
90,092	Apple, Inc.	34,433,163
431,322	NetApp, Inc.	15,885,589

		50,318,752

Diversified Consumer Services* — 2.9%
242,009	Coinstar, Inc.	10,331,364

Diversified Financial Services* — 2.7%
78,801	IntercontinentalExchange, Inc.	9,591,658

Electronic Equipment, Instruments & Components — 7.6%
337,662	Amphenol Corp. Class A	15,306,219
189,074	DTS, Inc.*	5,443,440
618,585	RealD, Inc.*	5,926,044

		26,675,703

Internet & Catalog Retail* — 4.9%
41,312	Amazon.com, Inc.	7,943,884
217,201	Groupon, Inc.	3,801,017
11,159	Priceline.com, Inc.	5,422,047

		17,166,948

Internet Software & Services* — 15.6%
286,189	21Vianet Group, Inc. ADR	2,821,823
89,296	Equinix, Inc.	8,931,386
40,914	Google, Inc. Class A	24,523,442
360,000	Rackspace Hosting, Inc.	15,616,800
136,618	Yandex NV Class A	3,002,864

		54,896,315

IT Services — 6.3%
146,649	Global Payments, Inc.	6,486,285
466,454	InterXion Holding NV*	6,157,193
293,492	iSoftStone Holdings Ltd. ADR*	2,603,274
163,128	VeriFone Systems, Inc.*	7,153,163

		22,399,915

Media* — 1.2%
420,498	Pandora Media, Inc.	4,280,670

Semiconductors & Semiconductor Equipment — 11.2%
179,565	Altera Corp.	6,764,214
106,782	Cavium, Inc.*	3,485,364
230,782	Intermolecular, Inc.*	2,037,805
610,505	NVIDIA Corp.*	9,542,193
211,108	Texas Instruments, Inc.	6,354,351
350,352	Xilinx, Inc.	11,460,014

		39,643,941

Shares	Description	Value
Common Stocks — (continued)
Software — 17.8%
124,887	Citrix Systems, Inc.*	$8,915,683
222,969	Microsoft Corp.	5,703,547
97,492	OPNET Technologies, Inc.	3,477,540
453,950	Oracle Corp.	14,231,332
258,856	Rovi Corp.*	7,183,254
111,537	Salesforce.com, Inc.*	13,208,212
398,152	SuccessFactors, Inc.*	10,192,691

		62,912,259

Wireless Telecommunication Services* — 6.0%
166,638	American Tower Corp. Class A	9,831,642
277,140	SBA Communications Corp. Class A	11,332,255

		21,163,897

TOTAL COMMON STOCKS		$352,251,540

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(a) — 0.1%
Repurchase Agreement — 0.1%
Joint Repurchase Agreement Account II
$300,000	0.134%	12/01/11	$300,000

TOTAL INVESTMENTS — 100.0%			$352,551,540

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%			128,570

NET ASSETS — 100.0%			$352,680,110

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Joint repurchase agreement was entered into on November 30, 2011. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	—	American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS TECHNOLOGY TOLLKEEPER FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$360,408,934

Gross unrealized gain	30,985,841
Gross unrealized loss	(38,843,235)

Net unrealized security loss	$(7,857,394)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. EQUITY FUND
Schedule of Investments
November 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 98.0%
Aerospace & Defense — 5.1%
3,910	Honeywell International, Inc.	$211,726
3,924	The Boeing Co.	269,540

		481,266

Automobiles* — 1.5%
13,607	Ford Motor Co.	144,234

Beverages — 2.9%
1,782	Coca-Cola Enterprises, Inc.	46,546
3,627	PepsiCo., Inc.	232,128

		278,674

Capital Markets — 2.4%
4,021	Invesco Ltd.	81,425
1,777	Northern Trust Corp.	66,869
1,405	T. Rowe Price Group, Inc.	79,748

		228,042

Chemicals — 2.1%
1,462	LyondellBasell Industries NV Class A	47,764
1,533	Praxair, Inc.	156,366

		204,130

Commercial Banks — 1.5%
3,851	SunTrust Banks, Inc.	69,819
2,687	U.S. Bancorp	69,647

		139,466

Communications Equipment — 4.6%
4,105	Cisco Systems, Inc.	76,517
1,983	Juniper Networks, Inc.*	45,034
5,815	QUALCOMM, Inc.	318,662

		440,213

Computers & Peripherals* — 6.9%
1,072	Apple, Inc.	409,718
4,375	EMC Corp.	100,669
3,991	NetApp, Inc.	146,989

		657,376

Consumer Finance — 1.4%
2,699	American Express Co.	129,660

Diversified Financial Services — 4.0%
436	CME Group, Inc.	108,686
8,899	JPMorgan Chase & Co.	275,602

		384,288

Electric Utilities — 1.0%
3,090	PPL Corp.	92,762

Energy Equipment & Services — 3.0%
3,261	Schlumberger Ltd.	245,651
1,022	Transocean Ltd.	43,793

		289,444

Shares	Description	Value
Common Stocks — (continued)
Food & Staples Retailing — 2.2%
2,411	Costco Wholesale Corp.	$205,658

Food Products — 3.1%
4,681	General Mills, Inc.	187,006
3,293	Unilever NV	112,324

		299,330

Health Care Equipment & Supplies — 1.9%
10,911	Boston Scientific Corp.*	64,375
2,937	St. Jude Medical, Inc.	112,898

		177,273

Health Care Providers & Services — 1.1%
1,491	WellPoint, Inc.	105,190

Hotels, Restaurants & Leisure — 1.8%
1,968	Marriott International, Inc. Class A	60,260
1,931	Yum! Brands, Inc.	108,213

		168,473

Household Products — 0.8%
1,203	The Procter & Gamble Co.	77,678

Industrial Conglomerates — 3.5%
20,771	General Electric Co.	330,467

Insurance — 6.1%
2,146	Aflac, Inc.	93,222
1,241	Everest Re Group Ltd.	108,873
3,908	Prudential Financial, Inc.	197,901
3,754	The Hartford Financial Services Group, Inc.	66,671
2,100	The Travelers Cos., Inc.	118,125

		584,792

Internet & Catalog Retail* — 1.4%
695	Amazon.com, Inc.	133,642

Internet Software & Services* — 2.3%
369	Google, Inc. Class A	221,175

IT Services — 1.7%
437	MasterCard, Inc. Class A	163,678

Life Sciences Tools & Services* — 1.0%
2,081	Thermo Fisher Scientific, Inc.	98,327

Machinery — 0.5%
1,000	Illinois Tool Works, Inc.	45,440

Media — 2.0%
4,079	The Walt Disney Co.	146,232
1,075	Viacom, Inc. Class B	48,117

		194,349

Metals & Mining — 0.4%
870	Freeport-McMoRan Copper & Gold, Inc.	34,452

GOLDMAN SACHS U.S. EQUITY FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Multi-Utilities — 0.4%
992	PG&E Corp.	$38,529

Oil, Gas & Consumable Fuels — 8.4%
1,005	ConocoPhillips	71,677
3,070	Devon Energy Corp.	200,962
4,189	Exxon Mobil Corp.	336,963
1,898	Occidental Petroleum Corp.	187,712

		797,314

Pharmaceuticals — 5.5%
950	Abbott Laboratories	51,822
1,971	Johnson & Johnson	127,563
8,265	Merck & Co., Inc.	295,474
2,323	Pfizer, Inc.	46,623

		521,482

Real Estate Management & Development* — 0.5%
3,069	CBRE Group, Inc.	51,590

Semiconductors & Semiconductor Equipment — 2.6%
6,004	NVIDIA Corp.*	93,842
4,718	Xilinx, Inc.	154,326

		248,168

Software — 4.2%
2,589	Adobe Systems, Inc.*	70,990
3,479	Microsoft Corp.	88,993
4,690	Oracle Corp.	147,031
775	Salesforce.com, Inc.*	91,776

		398,790

Specialty Retail — 2.9%
7,510	Lowe’s Cos., Inc.	180,315
3,389	Urban Outfitters, Inc.*	91,435

		271,750

Textiles, Apparel & Luxury Goods — 2.6%
2,242	NIKE, Inc. Class B	215,636
544	PVH Corp.	36,932

		252,568

Wireless Telecommunication Services* — 4.7%
2,946	American Tower Corp. Class A	173,814
4,159	SBA Communications Corp. Class A	170,062
37,513	Sprint Nextel Corp.	101,285

		445,161

TOTAL COMMON STOCKS		$9,334,831

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(a) — 1.0%
Repurchase Agreement — 1.0%
Joint Repurchase Agreement Account II
$100,000	0.134%	12/01/11	$100,000

TOTAL INVESTMENTS — 99.0%			$9,434,831

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%			92,814

NET ASSETS — 100.0%			$9,527,645

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Joint repurchase agreement was entered into on November 30, 2011. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS U.S. EQUITY FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$9,335,329

Gross unrealized gain	740,081
Gross unrealized loss	(640,579)

Net unrealized security gain	$99,502

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
Schedule of Investments (continued)
November 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under valuation procedures approved by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) of the investment company on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; and trading halts or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
     The levels used for classifying investments are not necessarily an indication of the risk associated with investing in those investments.
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy as of November 30, 2011:

CAPITAL GROWTH
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock	$910,111,113	$—	$—
Short-term Investments	—	4,600,000	—

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
Schedule of Investments (continued)
November 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

CONCENTRATED GROWTH
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock	$188,676,720	$—	$—

FLEXIBLE CAP GROWTH
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock	$16,349,733	$—	$—

GROWTH OPPORTUNITIES
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock	$4,146,593,212	$—	$—
Short-term Investments	—	19,700,000	—

SMALL/MID CAP GROWTH
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock	$851,290,386	$—	$—
Short-term Investments	—	2,000,000	—

STRATEGIC GROWTH
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock	$481,664,080	$—	$—

TECHNOLOGY TOLLKEEPER
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock	$352,251,540	$—	$—
Short-term Investments	—	300,000	—

U.S. EQUITY
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock	$9,334,831	$—	$—
Short-term Investments	—	100,000	—

Repurchase Agreements — The Funds may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
Schedule of Investments (continued)
November 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
JOINT REPURCHASE AGREEMENT ACCOUNT II — At November 30, 2011, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of December 1, 2011, as follows:

			Collateral
	Principal	Maturity	Value
Fund	Amount	Value	Allocation

Capital Growth	$4,600,000	$4,600,017	$4,700,885

Growth Opportunities	19,700,000	19,700,073	20,132,050

Small/Mid Cap Growth	2,000,000	2,000,007	2,043,863

Technology Tollkeeper	300,000	300,001	306,579

U.S. Equity	100,000	100,000	102,193

REPURCHASE AGREEMENTS — At November 30, 2011, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

				Small/Mid
	Interest	Capital	Growth	Cap	Technology	U.S.
Counterparty	Rate	Growth	Opportunities	Growth	Tollkeeper	Equity

BNP Paribas Securities Co.	0.150%	$1,242,332	$5,320,421	$540,144	$81,021	$27,007

Credit Suisse Securities LLC	0.100	283,962	1,216,096	123,462	18,519	6,173

Deutsche Bank Securities, Inc.	0.090	384,945	1,648,571	167,368	25,105	8,368

Deutsche Bank Securities, Inc.	0.140	825,263	3,534,280	358,810	53,822	17,941

JPMorgan Securities	0.130	887,380	3,800,301	385,817	57,873	19,291

Wells Fargo Securities LLC	0.140	976,118	4,180,331	424,399	63,660	21,220

TOTAL		$4,600,000	$19,700,000	$2,000,000	$300,000	$100,000

At November 30, 2011, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Home Loan Mortgage Corp.	4.000 to 6.000%	01/01/18 to 06/01/41

Federal National Mortgage Association	3.000 to 7.000	08/01/14 to 01/01/48

Government National Mortgage Association	3.000 to 5.500	11/15/26 to 11/15/41

U.S. Treasury Notes	0.250 to 4.250	04/30/12 to 05/15/20

The Fund’s risks include, but are not limited to, the following:
Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.
Liquidity Risk — The Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
Portfolio Concentration Risk — The Technology Tollkeeper Fund invests primarily in equity investments in “Technology Tollkeeper” companies. In general, the investment adviser defines a Technology Tollkeeper company as a high-quality technology, media, or service company that adopts or uses technology to improve its cost structure, revenue, opportunities or competitive advantage. Because of its focus on technology, media and service companies, the Technology Tollkeeper Fund’s investment performance will be closely tied to many factors which affect those companies. The Technology Tollkeeper Fund may also invest in a relatively few number of issuers. As a result, the Technology Tollkeeper Fund’s net asset value is more likely to have greater fluctuations than that of a Fund which is more diversified or invests in other industries.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	January 27, 2012

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	January 27, 2012

* Print the name and title of each signing officer under his or her signature.